Financial Risk Management (Details) € in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Currency risk
Financial Risk Management
Largest currency exposure | $				$ 1.3
Currency risk | USD
Financial Risk Management
Percentage of reasonably possible decrease in exchange rate (in percent)				10.00%	10.00%
Decrease in result before tax due to reasonably possible decrease in exchange rate	€ 4,600	€ 30	€ 80
Currency risk | GBP
Financial Risk Management
Percentage of reasonably possible decrease in exchange rate (in percent)				10.00%	10.00%
Decrease in result before tax due to reasonably possible decrease in exchange rate	1,400
Interest rate risk
Financial Risk Management
EURIBOR interest rate floor (in percent)		2.00%		3.90%	3.90%
Increase in interest rate profit before tax	€ 2,100	€ 1,500	715
Interest rate risk | Maximum
Financial Risk Management
EURIBOR interest rate floor (in percent)				1.00%	1.00%
Interest rate risk | Minimum
Financial Risk Management
EURIBOR interest rate floor (in percent)				0.00%	0.00%
Interest rate risk | Senior Secured Green Revolving Credit Facility
Financial Risk Management
EURIBOR interest rate floor (in percent)		0.00%
Credit risk
Financial Risk Management
Credit loss allowance for other financial asset at amortized cost		€ 0	€ 0		€ 0